Property and Equipment, Net	12 Months Ended
Aug. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of August 31,
	2021	2022
	RMB	RMB
Buildings	298,260	254,428
Leasehold improvement	362,341	336,450
Motor vehicles	1,526	1,839
Electronic equipment	55,304	58,425
Office equipment	123,161	125,630
Furniture and other equipment	56,342	60,017
Others	57,006	65,235
Less: accumulated depreciation	(469,011)	(531,195)
Construction in progress	34,523	22,448
Property and equipment, net	519,452	393,277

For the years ended August 31, 2020, 2021 and 2022, depreciation expenses were RMB 153,850, RMB 188,831 and RMB 98,120 respectively, of which RMB 62,441 and RMB 66,126 were related to discontinued operations for the years ended August 31, 2020 and 2021, respectively.

For the year ended August 31, 2022, the Group recorded impairment loss of RMB 6,586 related to the property and equipment within the Overseas Schools reportable segment, due to closure of certain schools.